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Supplement Text Block	pimcofunds-20140912_SupplementTextBlock

PIMCO Funds

Supplement Dated September 12, 2014 to the

Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, Real Return Strategy Funds, Short Duration Strategy Funds, and Tax-Efficient Strategy Funds Prospectuses,

each dated July 31, 2014, each as supplemented

Disclosure Regarding Investment Guidelines Pertaining to Investments in

Securities and Instruments Economically Tied to Emerging Market Countries

Effective October 14, 2014, for the Funds listed below, percentage limitations on investments in securities and instruments that are economically tied to emerging market countries, as disclosed in the Principal Investment Strategies or elsewhere in the Prospectuses, do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity.

Bond Funds Prospectus	Real Return Strategy Funds Prospectus

PIMCO Extended Duration Fund	PIMCO CommoditiesPLUS® Strategy Fund
PIMCO Investment Grade Corporate Bond Fund	PIMCO CommodityRealReturn Strategy Fund®
PIMCO Long Duration Total Return Fund	PIMCO Real Return Asset Fund
PIMCO Moderate Duration Fund	PIMCO Real Return Fund
PIMCO Mortgage Opportunities Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Total Return Fund
PIMCO Total Return Fund III	Short Duration Strategy Funds Prospectus
PIMCO Total Return Fund IV
PIMCO Unconstrained Bond Fund	PIMCO Low Duration Fund
PIMCO Low Duration Fund III
Credit Bond Funds Prospectus
Tax-Efficient Strategy Funds Prospectus
PIMCO Convertible Fund
PIMCO High Yield Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Income Fund
PIMCO Long-Term Credit Fund
PIMCO Senior Floating Rate Fund

Equity-Related Strategy Funds Prospectus

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund
PIMCO Fundamental Advantage Absolute Return Strategy Fund
PIMCO Fundamental IndexPLUS® AR Fund
PIMCO International Fundamental IndexPLUS® AR Strategy Fund
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund
PIMCO Low Volatility RAFI®-PLUS AR Fund
PIMCO Small Cap StocksPLUS® AR Strategy Fund
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund
PIMCO StocksPLUS® Absolute Return Fund
PIMCO StocksPLUS® AR Short Strategy Fund
PIMCO StocksPLUS® Fund
PIMCO StocksPLUS® Long Duration Fund
PIMCO Worldwide Fundamental Advantage AR Strategy Fund